S-K 1604, De-SPAC Transaction	Oct. 05, 2026
De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

The board of directors of McKinley Acquisition Corporation, a Cayman Islands exempted company (which will continue out of the Cayman Islands and migrate and domesticate to the State of Delaware as a Delaware corporation (the “Domestication”) prior to the closing (the “Closing”) of the Business Combination) (“McKinley” or “MKLY”), has unanimously approved the transactions (collectively, the “Business Combination”) contemplated by that certain Business Combination Agreement, dated as of July 30, 2026 (as amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among McKinley, McKinley Acquisition Merger Sub Inc., a Delaware corporation and a direct, wholly-owned subsidiary of McKinley (“Merger Sub”), and Space-Eyes, Inc., a Delaware corporation (“Space-Eyes”), a copy of which is attached to this proxy statement/prospectus as Annex A. As described in this proxy statement/prospectus, McKinley’s shareholders are being asked to consider and vote upon each of the Domestication and the Business Combination, among other items. As used in this proxy statement/prospectus, “New Space-Eyes” refers to McKinley after giving effect to the consummation of the Domestication and the Business Combination.

In connection with the Domestication: (a) Subject to receipt of the Required McKinley Shareholder Approval, and at least one (1) Business Day prior to the Effective Time, McKinley shall cause the Domestication to become effective, including by (a) filing with the Delaware Secretary of State a certificate of domestication with respect to the Domestication (the “Certificate of Domestication”), together with the McKinley Certificate of Incorporation, in each case, in accordance with the provisions thereof and Section 388 of the DGCL, (b) completing and making and procuring all those filings required to be made with the Cayman Registrar under the Companies Act (2026 Revision) (the “Cayman Registrar”) in connection with the Domestication, and (c) obtaining a certificate of de-registration from the Cayman Registrar. The Certificate of Domestication shall provide that at the effective time of the Domestication, by virtue of the Domestication, and without any action on the part of any shareholders of McKinley, (i) each then issued and outstanding Class A Ordinary Share (excluding Class A Ordinary Shares validly submitted for redemption) and Class B Ordinary Share (a “McKinley Ordinary Share”) will be reclassified and convert automatically, on a one-for-one basis, into shares of Class A Common Stock par value $0.0001 (“Domesticated SPAC Class A Common Stock”) and Class B Common Stock par value $0.0001 (“Domesticated SPAC Class B Common Stock”), respectively, (collectively the “Domesticated SPAC Common Stock”); (ii) each then issued and outstanding McKinley Right shall be reclassified and convert automatically into a right to receive shares of Domesticated SPAC Class A Common Stock (a “Domesticated SPAC Right”), and (iii) each then issued and outstanding McKinley Unit shall be reclassified and convert automatically into a unit of McKinley, with each such unit representing one share of Domesticated SPAC Class A Common Stock and one Domesticated SPAC Right (a “Domesticated SPAC Unit”).

In connection with the consummation of the Business Combination, at the Effective Time without any action on the part of any person, each Domesticated SPAC Unit shall separate automatically into one share of Domesticated SPAC Class A Common Stock and one Domesticated SPAC Right.

Immediately prior to the Business Combination, each of the then issued and outstanding shares of Domesticated Class B Common Stock will convert automatically, on a one-for-one basis, into a share of Domesticated SPAC Class A Common Stock (the “Sponsor Share Conversion”).

Pursuant to the Business Combination Agreement, subject to the satisfaction or waiver of certain closing conditions set forth therein, at the Closing, at the Effective Time, by virtue of the Merger and without any action on the part of SPAC, Merger Sub, the Company or the holders of any of the following securities: (i) each share of Space-Eyes Common Stock issued and outstanding immediately prior to the Effective Time (excluding Appraisal

Shares) shall be canceled and converted into the right to receive, the number of shares of Domesticated SPAC Common Stock equal to the Exchange Ratio; (ii) all shares of Space-Eyes Common Stock held in the treasury of Space-Eyes shall be canceled without any conversion thereof and no payment or distribution shall be made with respect thereto; (iii) each share of Merger Sub Common Stock issued and outstanding immediately prior to the Effective Time shall be converted into and exchanged for one (1) validly issued, fully paid and nonassessable share of common stock, par value $0.001 per share, of the Combined Company, (iv) $9,132,900 principal amount of convertible notes of Space-Eyes will be converted into 1,816,492 shares of common stock of the Combined Company, (v) amended and restated investor warrants to purchase shares of Space-Eyes common stock will be assumed by the Combined Company and will represent warrants to purchase 908,246 shares of common stock of the combined company at an exercise price of $11.00 per share and (vi) amended and restated placement agent warrants to purchase shares of Space-Eyes common stock will be assumed by the Combined Company and will represent warrants to purchase 181,649 shares of common stock of the combined company at an exercise price of $5.50 per share. No fraction of a share of Space-Eyes Common Stock will be issued by virtue of the Business Combination.

De-SPAC Forepart, Report Concerning Approval of Transaction Received [Text Block]

In connection with the consummation of the Business Combination, at the Effective Time without any action on the part of any person, each Domesticated SPAC Unit shall separate automatically into one share of Domesticated SPAC Class A Common Stock and one Domesticated SPAC Right.

De-SPAC, Background, Prospectus Summary [Text Block]

Transaction Financing

(3)      Consists of, in the Maximum Redemptions Scenario, (i) 22,005,436 shares of New Space-Eyes Common Stock issued in exchange for the 5,032,685 shares of Space-Eyes Common Stock assumed to be issued and outstanding immediately prior to the Closing, excluding shares held by the PIPE Investor, after giving effect to the Exchange Ratio, and (ii) 1,899,789 shares of New Space-Eyes Common Stock issued upon conversion of the Space-Eyes Notes.